Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Expense

(a) Income tax expense for the years ended December 31, 2015, 2016 and 2017 was as follows:

	2015		2016	2017
	(in millions of Won)
Current income taxes	￦	553,041	699,269	864,143
Deferred income tax due to temporary differences		(253,860)	(209,706)	300,037
Items recorded directly in equity		(32,621)	(110,019)	21,560

Income tax expense	￦	266,560	379,544	1,185,740

Income Tax Credit (Charged) Directly to Equity

(b) The income taxes credited (charged) directly to equity for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Net changes in the unrealized fair value of available-for-sale investments	￦	60,077	(100,550)	1,271
Loss (gain) on sale of treasury shares		12	(10)	(40)
Other capital surplus		(86,765)	—	—
Others		(5,945)	(9,459)	20,329

	￦	(32,621)	(110,019)	21,560

Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded

(c) The following table reconciles the calculated income tax expense based on POSCO’s statutory rate (24.2%) to the actual amount of taxes recorded by the Company for the years ended December 31, 2015, 2016 and 2017.

	2015		2016	2017
	(in millions of Won)
Profit before income tax expense	￦	150,345	1,411,609	4,095,051
Income tax expense computed at statutory rate		35,921	341,148	990,540
Adjustments:
Tax credits		(152,139)	(30,124)	(40,757)
Over provisions from prior years		(47,053)	(11,829)	(20,912)
Investment in subsidiaries, associates and joint ventures		439,575	76,751	55,113
Tax effects due to permanent differences		(26,045)	(9,962)	4,798
Effect of tax rate change (*1)		—	—	175,647
Others		16,301	13,560	21,311

		230,639	38,396	195,200

Income tax expense	￦	266,560	379,544	1,185,740

Effective tax rate (%)		177.30%	26.89%	28.96%

(*1)	During the year ended December 31, 2017, the statutory rate changed from 24.2% to 27.5% for taxable income in excess of ￦300,000 million was enacted as a result of a revision to Korean tax law, which will be effective from 2018.

Movements in Deferred Tax Assets (Liabilities)

(d) The movements in deferred tax assets (liabilities) for the years ended December 31, 2016 and 2017 were as follows:

	2016				2017
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
	(in millions of Won)
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	202,592	10,527	213,119	213,119	60,875	273,994
Reserve for technology developments		(177,676)	85,716	(91,960)	(91,960)	53,973	(37,987)
PP&E — Depreciation		(15,240)	3,601	(11,639)	(11,639)	26,280	14,641
Share of profit or loss of equity-accounted investees		(45,174)	115,433	70,259	70,259	125,783	196,042
Allowance for inventories valuation		13,373	2,278	15,651	15,651	(4,871)	10,780
PP&E — Revaluation		(1,393,501)	(130,648)	(1,524,149)	(1,524,149)	(304,015)	(1,828,164)
Prepaid expenses		19,180	485	19,665	19,665	335	20,000
PP&E — Impairment loss		8,055	(2,760)	5,295	5,295	245	5,540
Gain or loss on foreign currency translation		(29,355)	23,398	(5,957)	(5,957)	(42,515)	(48,472)
Defined benefit obligations		354,175	7,663	361,838	361,838	68,279	430,117
Plan assets		(287,839)	(28,686)	(316,525)	(316,525)	(36,129)	(352,654)
Provision for construction losses		612	385	997	997	(556)	441
Provision for construction warranty		21,604	2,718	24,322	24,322	4,395	28,717
Accrued income		(8,982)	(459)	(9,441)	(9,441)	(3,474)	(12,915)
Impairment loss on AFS		266,474	(21,306)	245,168	245,168	(42,373)	202,795
Difference in acquisition costs of treasury shares		62,116	(17)	62,099	62,099	8,448	70,547
Others		296,207	107,541	403,748	403,748	(27,740)	376,008

		(713,379)	175,869	(537,510)	(537,510)	(113,060)	(650,570)

Deferred income taxes recognized directly to equity
Loss (gain) on valuation of available-for-sale investments		50,043	(100,550)	(50,507)	(50,507)	1,271	(49,236)
Others		61,291	(9,459)	51,832	51,832	20,329	72,161

		111,334	(110,009)	1,325	1,325	21,600	22,925

Deferred tax from tax credit
Tax credit carry-forward and others		277,261	30,074	307,335	307,335	(189,303)	118,032
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		(18,089)	104,219	86,130	86,130	(17,704)	68,426

	￦	(342,873)	200,153	(142,720)	(142,720)	(298,467)	(441,187)

Summary of Deferred Tax Assets And Liabilities

(e) Deferred tax assets and liabilities as of December 31, 2016 and 2017 are as follows:

	2016				2017
	Assets		Liabilities	Net	Assets	Liabilities	Net
	(in millions of Won)
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	213,119	—	213,119	273,994	—	273,994
Reserve for technology developments		—	(91,960)	(91,960)	—	(37,987)	(37,987)
PP&E — Depreciation		50,843	(62,482)	(11,639)	59,912	(45,271)	14,641
Share of profit or loss of equity-accounted investees		178,538	(108,279)	70,259	236,637	(40,595)	196,042
Allowance for inventories valuation		15,651	—	15,651	10,780	—	10,780
PP&E — Revaluation		—	(1,524,149)	(1,524,149)	—	(1,828,164)	(1,828,164)
Prepaid expenses		19,665	—	19,665	20,000	—	20,000
PP&E — Impairment loss		5,397	(102)	5,295	5,639	(99)	5,540
Gain or loss on foreign currency translation		99,836	(105,793)	(5,957)	113,760	(162,232)	(48,472)
Defined benefit obligations		361,838	—	361,838	430,117	—	430,117
Plan assets		—	(316,525)	(316,525)	—	(352,654)	(352,654)
Provision for construction losses		997	—	997	441	—	441
Provision for construction warranty		24,322	—	24,322	28,717	—	28,717
Accrued income		—	(9,441)	(9,441)	—	(12,915)	(12,915)
Impairment loss on AFS		245,168	—	245,168	202,795	—	202,795
Difference in acquisition costs of treasury shares		62,099	—	62,099	70,547	—	70,547
Others		452,425	(48,677)	403,748	473,025	(97,017)	376,008

		1,729,898	(2,267,408)	(537,510)	1,926,364	(2,576,934)	(650,570)

Deferred income taxes recognized directly to equity
Loss (gain) on valuation of available-for-sale investments		50,245	(100,752)	(50,507)	110,865	(160,101)	(49,236)
Others		65,532	(13,700)	51,832	92,981	(20,820)	72,161

		115,777	(114,452)	1,325	203,846	(180,921)	22,925

Deferred tax from tax credit
Tax credit carry-forward and others		307,335	—	307,335	118,032	—	118,032
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		561,506	(475,376)	86,130	563,406	(494,980)	68,426

	￦	2,714,516	(2,857,236)	(142,720)	2,811,648	(3,252,835)	(441,187)